Acquisitions (Tables)	6 Months Ended
Jun. 30, 2020
Changyi Group
Schedule of fair value of consideration transferred:	Fair value of consideration transferred:
Cash	6,190

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	219
Other current assets	490
Property and equipment	56
Intangible assets	1,830
Current liabilities	(405)
Deferred tax liabilities	(274)
Non-controlling interests	(11,815)
Total identifiable net assets acquired	(9,899)
Goodwill (Note 13)	16,089

Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life:	The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:
	Estimated useful life	Gross carrying amount

Developed technology	5 years	117
Customer relationship	5 years	1,103
Contract backlog	3 years	610
		1,830

Addoil Group
Schedule of fair value of consideration transferred:	Fair value of consideration transferred:
Cash	1,218

Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

Recognized amounts of identifiable assets acquired and liabilities assumed:

Cash	18
Other current assets	42
Property and equipment	34
Right-of-use asset	34
Current liabilities	(35)
Total identifiable net assets acquired	93
Goodwill (Note 13)	1,125

Optimal Power Limited
Schedule of preliminary fair value of identifiable assets acquired and liabilities assumed at date of acquisition:

The following table summarizes the estimated fair values of assets acquired and liabilities assumed at the date of acquisition:

Intangible asset	53,287
Other liabilities	(29)
Deferred tax liabilities	(13,322)
Non-controlling interests	(7,987)
Total identifiable net assets acquired	31,949